Acquisitions (Details 6)						12 Months Ended
	Jun. 30, 2013 USD ($)	Jun. 30, 2013 CNY	Oct. 02, 2012 CNY	Jun. 30, 2012 CNY	Jun. 30, 2011 CNY	Jun. 30, 2013 Acquisition of Hangzhou Xiaoxiao Kid's Arts & Education Consulting Co. Ltd. [Member] CNY	Jun. 30, 2013 Acquisition of Hangzhou Xiaoxiao Kid's Arts & Education Consulting Co. Ltd. [Member] Roster [Member]	Jun. 30, 2013 Acquisition of Hangzhou Xiaoxiao Kid's Arts & Education Consulting Co. Ltd. [Member] Preferential Leasing Contracts [Member]
Cash Consideration						22,240,000
Contingent consideration payable						1,004,000
Fair value of total consideration transferred						23,244,000
Identifiable Intangible Assets - Patents, trademarks and licenses						1,100,000
Identifiable Intangible Assets - Preferential leasing contracts						9,100,000
Cash and cash equivalents						278,000
Other receivables						7,742,000
Other payables and other current liabilities						(7,708,000)
Property, plant and equipment, net						3,955,000
Deferred tax liabilities						(2,550,000)
Total identifiable net assets						11,917,000
Goodwill	12,299,498	75,486,942		56,738,812	103,025,561	11,327,000
Consideration			23,244,000			23,244,000
Net cash arising from acquisition:
- cash consideration paid from Noah's cash transferred						22,240,000
Cash and cash equivalent acquired						(278,000)
Amount paid for acquisition						21,962,000
Amortization period for identifiable intangible assets							3 years 9 months	15 years 29 days